Accrued Expenses	12 Months Ended
Dec. 31, 2019
Accrued Expenses [Abstract]
ACCRUED EXPENSES

NOTE 13: ACCRUED EXPENSES

Accrued expenses as of December 31, 2019 and December 31, 2018 consisted of the following:

	December 31, 2019	December 31, 2018
Accrued voyage expenses	$2,643	$1,067
Accrued loan interest	10,468	9,838
Accrued legal and professional fees	1,226	2,300
Total accrued expenses	$14,337	$13,205

As of December 31, 2019 and December 31, 2018 the amount of $525 and $1,970, respectively, was included in accrued legal and professional fees that was authorized and approved by the Compensation Committee of Navios Acquisition in December 2018 and 2019 to the directors and officers of the Company, subject to fulfillment of certain service conditions that were provided and completed as of December 31, 2019, and as of December 31, 2018, respectively. The total amount of $4,355, $3,945and $2,805 was recorded in general and administrative expenses in the statements of operations for the years ended December 31, 2019, 2018 and 2017, respectively, comprised of compensation authorized to the directors and officers of the Company.